Note 10 - Retirement Plan (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 35,567	$ 43,132	$ 50,500